Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2018 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 186,114
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,854
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	26,802
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	38,687
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	48,642
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 66,129